NOTES PAYABLE (Details Narrative) - USD ($)				12 Months Ended
	Feb. 02, 2023	Dec. 28, 2022	Oct. 23, 2022	Dec. 31, 2022	Jun. 28, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021
Notes payable				$ 218,100				$ 469,252
Debt description				Default in the payment of principal or interest or other material covenant under the note triggers a default penalty equal to 0.666% of $750,000 per month during the period of default, and other lender rights, including the demand of immediate payment of all amounts due including accrued but unpaid interest, and recovery of all costs, fees including attorney’s fees and disbursements, and expenses relating to collection and enforcement of the promissory note.
Notes payable				$ 1,132,829		$ 2,123,211		127,798
Promissory Note [Member]
Notes payable				750,000		788,219
Debt interest rate		20.00%
Debt instrument, maturity date		Jun. 28, 2023
Promissory note		$ 750,000
Accrued interest						38,219
Warrants outstanding		$ 1,500,000
Debt description		Default in the payment of principal or interest or other material covenant under the note triggers a default penalty equal to 0.666% of $750,000 per month during the period of default, and other lender rights, including the demand of immediate payment of all amounts due including accrued but unpaid interest, and recovery of all costs, fees including attorney’s fees and disbursements, and expenses relating to collection and enforcement of the promissory note
Hub International Limited [Member]
Notes payable			$ 204,050	164,729		103,824		127,798
Debt interest rate		20.00%	6.75%
Debt instrument, maturity date			Sep. 23, 2023
Promissory note		$ 750,000
Warrants outstanding					$ 1,500,000
Walleye Opportunities Master Fund Ltd. [Member]
Notes payable	$ 1,000,000
Debt instrument, maturity date	May 07, 2023
Notes payable increased	$ 1,250,000
MyHealth Logic Acquisition [Member]
Notes payable						$ 468,137
Debt interest rate						9.00%
Accrued interest						$ 13,068	$ 6,085
Debt repurchase amount				278,678
Notes payable				218,100		$ 231,168
Somahlution Acquisition [Member]
Notes payable				$ 468,137
Debt interest rate				9.00%
Unit Purchase Agreement [Member]
Notes payable				$ 218,100				$ 469,252
Debt repurchase amount				$ 278,678